Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure Of Leverage Ratio
The leverage ratio at end of following reporting periods was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Debt, excluding direct issuance costs	$1,275,201,393	$847,050,674	$915,186,754
Cash, cash equivalents and restricted cash	(336,901,283)	(184,120,894)	(501,166,136)
Net debt	938,300,110	662,929,780	414,020,618

Equity	2,747,756,742	2,597,284,183	2,486,968,425

Net debt to equity ratio	34%	26%	17%

Disclosure of financial risk management
The carrying amounts of the Entity’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period as well as the relevant exchange rates are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Exchange rates:
Mexican pesos per US dollar at the end of the period	17.9667	20.2683	16.8935
Mexican pesos per US dollar average during the year	19.2245	18.3024	17.7576

Monetary assets:
Mexican pesos	$160,173,519	$133,306,435	$120,056,104
US dollars	405,501	187,685	21,161

Monetary liabilities:
Mexican pesos	$10,858	$3,258,294	$14,408,011
US dollars	3,200	30,313,189	30,777,579

Sensitivity analysis for types of market risk
The following table details the Entity’s sensitivity to a 10% appreciation or depreciation in the US Dollar against the Mexican peso. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency exchange rates. A positive number below indicates an increase in profit or equity where the US dollar appreciates 10% against the relevant currency. For a 10% depreciation of the US dollar against the Mexican peso, there would be a comparable impact on the profit or equity, and the balances below would be negative:

	December 31, 2025	December 31, 2024	December 31, 2023

Profit or loss impact:
Mexican peso - 10% appreciation - gain	$(1,485,134)	$(1,107,520)	$100,921
Mexican peso - 10% depreciation - loss	1,815,164	1,353,635	(123,347)
U.S. dollar - 10% appreciation – loss	722,802	(61,059,275)	(51,958,356)
U.S. dollar - 10% depreciation – gain	(722,802)	61,059,275	51,958,356

Schedule of Maturities and Periodic Amortization of Long-Term Debt
Scheduled maturities and periodic amortization of long-term debt are as follows:

2027	233,852,717
2028	45,000,000
2029	145,000,000
2030	—
Thereafter	865,000,000
Less: direct issuance cost	(15,433,448)

Total long-term debt	$1,273,419,269
The maturities of the long-term debt as of December 31, 2025, 2024 and 2023 is as follows:

December 31, 2025	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$437,641	$1,192,725	$424,004,475	$865,000,000	$1,290,634,841
Long-term payable		—	23,937,534	23,413,771	—	47,351,305
Accrued interest	4.98%	9,663,036	35,633,179	205,603,696	57,291,667	308,191,578

		$10,100,677	$60,763,438	$653,021,942	$922,291,667	$1,646,177,724

December 31, 2024	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,219,162	$2,417,352	$485,593,073	$365,000,000	$854,229,587
Accrued interest	4.98%	6,349,288	19,356,107	109,696,698	21,873,658	157,275,751

		$7,568,450	$21,773,459	$595,289,771	$386,873,658	$1,011,505,338

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139